SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended
	Mar. 02, 2020 USD ($)	Feb. 29, 2020 integer	Jan. 21, 2020 USD ($)	Sep. 30, 2020 USD ($) shares	Mar. 06, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares
Common Stock, Shares, Outstanding				305,451,498		100,074,000
Common stock, shares issued				305,451,498		100,074,000
Due to related party | $				$ 416,500		$ 1,754,515
Two new shareholders [Member] | February 2020 [Member]
Common stock, shares issued						1,666,666
Common stock, share price | $ / shares						$ 3
Number of shareholder | integer		2
Subsequent Event [Member]
Common Stock, Shares, Outstanding					101,740,666
Payment of loan | $	$ 710,000		$ 650,000
Subsequent Event [Member] | Mr. Dai [Member]
Due to related party | $					$ 140,000